FAIR VALUE MEASUREMENT - Schedule of Assets Not Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash, cash equivalents and restricted cash	$ 331,368	$ 337,076
Investments in loans and securities, held-to-maturity		480,437
Fees and other receivables	105,539	97,993
Fair Value, Total	436,907	915,506
Carrying Value
Assets
Cash, cash equivalents and restricted cash	331,368	337,076
Investments in loans and securities, held-to-maturity		463,976
Fees and other receivables	105,539	97,993
Fair Value, Total	436,907	899,045
Level 1 | Fair Value
Assets
Cash, cash equivalents and restricted cash	331,368	337,076
Investments in loans and securities, held-to-maturity		0
Fees and other receivables		0
Fair Value, Total	331,368	337,076
Level 2 | Fair Value
Assets
Cash, cash equivalents and restricted cash	0	0
Investments in loans and securities, held-to-maturity		0
Fees and other receivables	105,539	97,993
Fair Value, Total	105,539	97,993
Level 3 | Fair Value
Assets
Cash, cash equivalents and restricted cash	0	0
Investments in loans and securities, held-to-maturity		480,437
Fees and other receivables		0
Fair Value, Total	$ 0	$ 480,437